Fair Value Measurements (Tables)	12 Months Ended
Feb. 29, 2016
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Company's Level 3 Assets
The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended February 28, 2015 and February 29, 2016:

Level 3
Balance at March 1, 2014	$40
Principal payments	(2)
Change in fair value	2
Balance at February 28, 2015	40
Principal repayments	(12)
Change in fair value	3
Transfers out of Level 3 to Level 1	(10)
Balance at February 29, 2016	$21

Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets
The following table presents the significant unobservable inputs used in the fair value measurement of the auction rate securities, as well as the impact on the fair value measurement resulting from a significant increase or decrease in each input in isolation:

As at February 29, 2016	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)	Effect of Significant Increase/(Decrease) in Input on Fair Value
Auction rate securities	$19	Discounted cash flow	Weighted average life	17 years	(Decrease)/increase
			Collateral value (as a % of fair value)	139%	Increase/(decrease)
			Probability of waterfall event	10%	Increase/(decrease)
			Probability of permanent suspension of auction	5%	(Decrease)/increase
			Probability of being called at par	25%	Increase/(decrease)